Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Schedule of Transactions
The accounting balances as of December 31, 2024 and 2023, as well as the accounting reflection of the transactions carried out in 2024 and 2023 of Telefónica Group companies with the aforementioned associates and joint ventures in which BBVA hold interests are shown below:

Millions of euros	12/31/2024	12/31/2023
Receivables and other assets	5	9
Payables and other liabilities	80	10

Millions of euros	2024	2023	2022
Revenue from operations	13	16	12
Expenses from operations	2	—	—
Financial cost	1	1	1
The impact on the consolidated income statement of the Telefónica Group of the rest of the operations with BBVA in 2024 and 2023 is shown below:

BBVA
Millions of euros	2024	2023
Finance costs	33	42
Receipt of services	5	8
Purchase of goods	1	—
Other expenses	—	38
Total costs	39	88
Finance income	46	47
Dividends received (1)	30	21
Services rendered	88	48
Sale of goods	12	10
Other income	—	3
Total revenues	176	129
(1)  At December 31, 2024, Telefónica held a 0.77% stake (0.76% stake at December 31, 2023) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).
The following table shows the balance sheet positions of these operations as of December 31, 2024 and 2023, as well as the current guarantees and other off-balance sheet positions.

BBVA
Millions of euros	December 31, 2024	December 31, 2023
Finance arrangements: loans, capital contributions and others (borrower)	173	191
Finance arrangements: loans and capital contributions (lender)	441	696
Guarantees	118	239